Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets-current
Financial assets-current, Mandatorily measured at FVTPL	$ 1	$ 4
Financial assets-noncurrent
Non-derivatives	1,036	1,020
Forward exchange contracts [Member]
Financial assets-current
Derivatives (not designated for hedge)	1	3
Listed stocks domestic [Member]
Financial assets-current
Non-derivatives	0	1
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	704	758
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	89	103
Limited partnership - domestic [Member]
Financial assets-noncurrent
Non-derivatives	219	135
Film and drama investing agreements [Member]
Financial assets-noncurrent
Non-derivatives	$ 24	$ 24